CONSOLIDATED STATEMENT OF (DEFICIENCY IN) STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid in Capital	Common Stock Subscription Receivable	Treasury Stock	Accumulated Deficit	Non-controlling Interest	Total
Balance at Mar. 31, 2015	$ 14,535	$ 96,018,216	$ (250,000)	$ (8,589)	$ (98,517,358)	$ (56,165)	$ (2,799,361)
Balance - Shares at Mar. 31, 2015	14,535,076
Common stock issued for services	$ 332	92,653					92,985
Common stock issued for services - shares	331,835
Common stock issued in settlement of debt	$ 100	9,790					9,890
Common stock issued in settlement of debt - shares	100,000
Reclass derivatives liability to equity upon convertible note payoff		162,190					162,190
Disposal of majority owned subsidiary						$ 56,165	56,165
Net income (loss) | Predecessor							(2,104,430)
Net income (loss)					(2,104,430)		(2,104,430)
Balance (Predecessor) at Mar. 31, 2016							(4,582,561)
Balance at Mar. 31, 2016	$ 14,967	96,282,849	(250,000)	(8,589)	(100,621,788)		(4,582,561)
Balance - Shares at Mar. 31, 2016	14,966,911
Common stock issued for services	$ 6,072	25,703					31,775
Common stock issued for services - shares	6,072,200
Common stock issued in settlement of debt	$ 72,710	303,289					375,999
Common stock issued in settlement of debt - shares	72,709,924
Reclass derivatives liability to equity upon convertible note payoff		277,778					277,778
Common stock issued for cash	$ 10,671	146,829					157,500
Common stock issued for cash - shares	10,670,840
Common stock issued in payment of compensation	$ 21,070	962,666					983,736
Common stock issued in payment of compensation - shares	21,069,580
Common stock issued for director fees	$ 400	25,400					25,800
Common stock issued for director fees - shares	400,000
Write off of subscription receivable		(250,000)	$ 250,000
Net income (loss) | Predecessor							1,753,666
Net income (loss)					1,753,666		1,753,666
Balance (Predecessor) at Mar. 31, 2017							(976,307)
Balance at Mar. 31, 2017	$ 125,890	$ 97,774,514		$ (8,589)	$ (98,868,122)		$ (976,307)
Balance - Shares at Mar. 31, 2017	125,889,455